Intangible Assets, Net	6 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
5.	Intangible Assets, Net
The following table summarizes the Company’s intangible assets, net as of June 30, 2022 (in thousands, except years):

	Weighted- Average Remaining Contractual Life (in Years)	Gross Carrying Amount	Additions	Impairment (1)	Accumulated Amortization	Intangible Assets, net
Acquired technologies	9.2	$24,330	$—	$(9,660)	$(10,045)	$4,625
IPR&D		20,940	—	—	—	20,940

Total		$45,270	$—	$(9,660)	$(10,045)	$25,565

(1)
Includes the impairment of the BMS IA and BMS
FGF-21
IA, as more fully described within the
Intangible Assets, Net subsection of
Note 2 –
Summary of Significant Accounting Policies.
The BMS IA and BMS
FGF-21
IA impairments are presented in the consolidated statements of operations and comprehensive loss as impairment of intangible assets within operating activities.

The following table summarizes the Company’s intangible assets, net as of December 31, 2021 (in thousands, except years):

	Weighted- Average Remaining Contractual Life (in Years)	Gross Carrying Amount	Additions	Impairment (1)	Accumulated Amortization	Intangible Assets, net
Acquired technologies	9.7	$23,870	$1,250	$(513)	$(9,585)	$15,022
IPR&D		20,940	—	—	—	20,940

Total		$44,810	$1,250	$(513)	$(9,585)	$35,962

(1)
Includes the impairment of $0.5 million of an acquired technology intangible asset for which the fair value was less than the carrying amount. The impairment was included in research and development expenses in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2021.

While the Company’s current and historical operating losses and negative cash flows are possible indicators of impairment, management believes future cash flows to be generated by its remaining long-lived assets support the carrying value.
Amortization expense for intangible assets is disclosed in the condensed consolidated statements of cash flows.